Long-term Payables - other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 921,075	₩ 1,290,225
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	369,150
1~3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	460,538
3~5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 91,387